RCM GLOBAL HEALTH CARE FUND

SEMI-ANNUAL REPORT

JUNE 30, 1997

                             RCM GLOBAL HEALTH CARE FUND
                     MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


In the first half of 1997, the RCM Global Health Care Fund (the "Fund") returned 16.60%, compared to 12.01% for the Russell Midcap Health Care Index, 20.61% for the S&P 500 Stock Index, and 14.34% for the average of the 29 health care mutual funds reported by Morningstar, Inc. The primary source of performance in the first six months of the year was the strong move of large capitalization pharmaceutical and medical device stocks.

The remarkable performance of pharmaceutical stocks in the first half of 1997 was fueled by strong financial results, successful introduction of new products and improving visibility of the longer-term product pipelines. RCM Capital Management, L.L.C. ("RCM"), the Fund's investment manager, believes that the current economic environment also favors stocks with predictable growth, and many health care product companies offer those characteristics. For the coming months RCM believes that these stocks will continue to perform well, though far more modestly than in the last six months.

Over the last decade, much has been made of the power of biotechnology to aid in the research and development of new drugs and other products. RCM believes that new products will be introduced in the coming years that will validate all the publicity. In addition, RCM believes many smaller biotech companies have been overlooked in this market which generally has focused on the large, liquid names. The Fund has been increasing its commitment in these stocks as the disparity in valuation with better recognized companies widens.

Investing in health care service companies has been treacherous in the last several months. The debate over Medicare cuts has whipsawed these stocks as proposals were floated, discussed, and discarded. Investigations at both the State and Federal levels have been expanded dramatically to both root out fraud and to frighten providers into a more cautious attitude in seeking reimbursement from the government. As we write this, Congress is in the final stages of budget negotiations, and the cuts that will be applied to the various service industries that do business with Medicare are more visible. There is both risk and opportunity in the nuance of each proposal, and the Fund is investing very cautiously in these companies.

The pace of change in the area of medical devices has accelerated dramatically, but for those companies that are able to keep ahead the rewards are high. RCM believes that its knowledge and expertise in technology-based medical products has served the Fund very well in finding the companies whose products are likely to be successful. As the valuations of the larger, more liquid medical device stocks have climbed, RCM has become more cautious. Unlike the market for pharmaceutical products, medical device consumers are fickle, and it is not unusual to see dramatic shifts in market share as new products are introduced. This fact is often ignored by investors in medical device stocks during optimistic times. The Fund is currently shifting its focus to investment in smaller medical device companies with strong product portfolios. These companies have not yet participated fully in the bull market of 1997.

RCM expects the second half of 1997 to continue the strong trends in health care
that were demonstrated in the first half of 1997.   This is a time of
unprecedented development of new medical products for both devices and drugs, aided by remarkable new technologies, a more cooperative global regulatory environment, and a managed care environment that encourages the adaptation of new, cost-effective therapies. Health care services are in a state of dramatic flux. For many companies this will be a difficult time, for others there will be opportunity. Information-based technologies have the potential to dramatically change the delivery as well as the effectiveness of health care. Stock performance thus far in 1997 has reflected many of these important dynamics that affect the health care industries.

RCM GLOBAL HEALTH CARE FUND
PERFORMANCE SUMMARY

[CHART]

         RCM Healthcare Fund      S&P 500     Russel Midcap Healthcare Index
         -------------------      -------     ------------------------------

 Dec-96      10,000                10,000            10,000
 Jan-97      10,700                10,625            10,353
 Feb-97      10,650                10,708            10,552
 Mar-97       9,910                10,268             9,637
 Apr-97      10,050                10,881             9,786
 May-97      11,140                11,544            10,712
 Jun-97      11,660                12,061            11,201


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.


The chart above shows the performance of the RCM Global Health Care Fund since the Fund's inception versus the Standard & Poor's 500 Stock Index(a) and the Russell Midcap Health Care Index.(b) The chart represents a cumulative return(c)(d) of 16.60% for the Fund. The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses.

TOTAL RETURNS(c)
JUNE 30, 1997

-------------------------
               LIFE OF
      YTD      FUND(d)
-------------------------
     16.60%     16.60%
-------------------------

The data above represent past performance of the Fund and may not be indicative of future performance. The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.

--------------------
(a) The Standard & Poor's 500 Stock Index is a capitalization-weighted index of 500 stocks that attempts to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing major industries.
(b) The Russell Midcap Health Care Index is composed of all medium and medium/small health care companies in the Russell 1000 Index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index.
(c) Returns assume reinvestment of all dividends and capital gains distributions at net asset value.
(d)  The Fund commenced operations on December 31, 1996.

                             RCM GLOBAL HEALTH CARE FUND
                       INVESTMENTS IN SECURITIES AND NET ASSETS
                                    JUNE 30, 1997
                                     (UNAUDITED)

                                                        % OF
   SHARES   COUNTRY        EQUITY INVESTMENTS         NET ASSETS   MARKET VALUE
  -------- --------- -------------------------------- ----------  --------------

                    DRUGS AND HOSPITAL SERVICES           60.3%

    3,400    US     Algos Pharmaceutical Corp. *                  $    62,050
    2,800    US     Amgen Inc.                                        162,750
    2,600    US     Anesta Corp. *                                     49,400
    3,900    US     Biomet Inc.                                        72,637
    4,200    US     Centocor Inc. *                                   130,462
   13,300    US     CIMA Labs Inc. *                                   54,862
    2,800    US     Creative BioMolecules Inc. *                       19,775
    2,100    US     Eli Lilly & Co.                                   229,556
    4,400    US     Endosonics Corp. *                                 47,850
    3,100    GB     Glaxo Wellcome PLC (Sponsored ADR)                129,619
    2,300    US     Guidant Corp.                                     195,500
    3,200    US     Medimmune Inc. *                                   59,200
    2,600    US     Medtronic Inc.                                    210,600
    3,000    US     NaPro BioTherapeutics Inc. *                       21,750
    2,200    US     NeXstar Pharmaceuticals Inc. *                     31,350
    2,100    FI     Orion-Yhtymae                                      79,565
    1,700    US     PathoGensis Corp. *                                49,513
    6,700    US     Penederm Inc. *                                    90,450
    1,900    US     Pfizer Inc.                                       227,050
    7,300    US     Physio-Control International Corp. *              109,500
    2,100    US     Respironics Inc. *                                 44,363
    1,400    US     SangStat Medical Corp. *                           32,375
    4,100    US     Sepracor Inc. *                                   105,831
    1,900    GB     Smithkline Beecham PLC (ADR)                      174,088
    3,600    US     Sofamor/Danek Group Inc. *                        164,700
      300    US     VISX Inc. *                                         7,125
    2,000    US     Warner Lambert Co.                                248,500
                                                                 -------------
                                                                    2,810,421
                                                                 -------------

                    HEALTH CARE SERVICES                  30.7%

    2,800    US     AmeriSource Health Corp. *                        139,650
    4,375    US     Bergen Brunswig Corp.                             121,953
    1,500    US     Cardinal Health Inc.                               85,875
    4,900    US     Columbia/HCA Healthcare Corp.                     192,631
    1,200    US     CRA Managed Care Inc. *                            62,625
    1,500    US     Genesis Health Ventures Inc. *                     50,625
    1,500    US     HBO & Co.                                         103,313
    4,500    US     PhyCor Inc. *                                     154,969
      500    US     Quintiles Transnational Corp. *                    34,813
    3,800    US     Renal Treatment Centers Inc. *                    102,125
    1,200    US     Stewart Enterprises Inc. Class A                   50,400
    5,300    US     Sun Healthcare Group *                            110,306
    3,200    US     Tenet Healthcare Corp. *                           94,600
    3,500    US     Transition Systems Inc. *                          63,656
    1,700    US     Universal Health Services Inc. Class  B *          65,450
                                                                 -------------
                                                                    1,432,991
                                                                 -------------


       The accompanying notes are an integral part of the financial statements.

                             RCM GLOBAL HEALTH CARE FUND
                       INVESTMENTS IN SECURITIES AND NET ASSETS
                                    JUNE 30, 1997
                                     (UNAUDITED)



                                                        % OF
   SHARES   COUNTRY        EQUITY INVESTMENTS         NET ASSETS  MARKET VALUE
  -------- --------- -------------------------------- ---------- --------------

TOTAL EQUITY INVESTMENTS
(COST $3,643,463)                                         91.0%  $  4,243,412
                                                                 -------------

SHORT-TERM INVESTMENTS

                    MONEY MARKET FUNDS

  190,000    US     SSgA Money Market Fund                            190,000
  190,000    US     SSgA U.S. Government Money
                      Market Fund                                     190,000
                                                                 -------------

TOTAL SHORT-TERM INVESTMENTS                                8.2%
(COST $380,000)                                                       380,000
                                                                 -------------

TOTAL INVESTMENTS (COST $4,023,463)                        99.2%    4,623,412

                    OTHER ASSETS LESS LIABILITIES           0.8%       38,798
                                                                 -------------

                    NET ASSETS                            100.0% $  4,662,210
                                                                 -------------

*   Non-income producing security.

--------------------------------------------------------------------------------

 The Fund's investments in securities at June 30, 1997, categorized by country:

                                                       % of Net Assets
                                            ------------------------------------
                             Country                      Short-Term
         Country              Code           Equities      and Other      Total
         -------              ----          ----------    ----------    --------

         Finland               FI               1.7%                       1.7%
         United Kingdom        GB               6.5%                       6.5%
         United States         US              82.8%          9.0%        91.8%
                                            ----------    ----------    --------
           Total                               91.0%          9.0%       100.0%
                                            ----------    ----------    --------
                                            ----------    ----------    --------


       The accompanying notes are an integral part of the financial statements.

                             RCM GLOBAL HEALTH CARE FUND
                         STATEMENT OF ASSETS AND LIABILITIES
                                    JUNE 30, 1997
                                     (UNAUDITED)


ASSETS:
  Investments in securities, at value
   (cost $4,023,463) (Note 1)                                      $ 4,623,412
  Cash                                                                  67,175
  Deferred organizational costs (Note 5)                                 9,000
  Dividends receivable                                                   2,232
                                                                   ------------
      Total Assets                                                   4,701,819
                                                                   ------------

LIABILITIES:
  Payable for organizational costs (Note 5)                              8,032
  Payable for legal fees                                                 7,439
  Payable for Directors' fees (Note 7)                                   7,439
  Payable for audit fees                                                 7,439
  Payable for transfer agent fees                                        3,100
  Payable for investment management fees (Note 6)                        2,937
  Payable for miscellaneous expenses                                     3,223
                                                                   ------------
      Total Liabilities                                                 39,609
                                                                   ------------
NET ASSETS                                                         $ 4,662,210
                                                                   ------------
                                                                   ------------

NET ASSETS CONSIST OF:
  Paid-in capital (Note 3)                                         $ 4,000,100
  Net investment loss                                                  (18,107)
  Accumulated net realized gain on investments and foreign
  currency transactions                                                 80,268
  Net unrealized appreciation on investments and translation of
  other assets and liabilities on foreign currencies                   599,949
                                                                   ------------
NET ASSETS                                                         $ 4,662,210
                                                                   ------------
                                                                   ------------

NET ASSET VALUE PER SHARE
   ($4,662,210 DIVIDED BY 400,010 shares outstanding)              $     11.66
                                                                   ------------
                                                                   ------------


       The accompanying notes are an integral part of the financial statements.

                             RCM GLOBAL HEALTH CARE FUND
                               STATEMENT OF OPERATIONS
                        FOR THE SIX MONTHS ENDED JUNE 30, 1997
                                     (UNAUDITED)


INVESTMENT INCOME:
  Income:
      Dividends (net of foreign withholding tax of $580)             $  26,039

  Expenses:
      Investment management fees (Note 6)                               21,023
      Directors' fees (Note 7)                                          12,439
      Transfer agent fees                                               10,231
      Legal fees                                                         7,439
      Audit fees                                                         7,439
      Registration and filing fees                                       4,185
      Custodian fees                                                     2,062
      Amortization of organizational costs (Note 5)                      1,000
      Miscellaneous expenses                                             3,906
                                                                   ------------

         Total expenses before reimbursements                           69,724
      Expenses reimbursed by investment manager (Note 6)               (25,578)
                                                                   ------------
         Total net expenses                                             44,146
                                                                   ------------

           Net investment loss                                         (18,107)
                                                                   ------------


NET REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain from investments                                    80,293
  Net realized loss from foreign currency transactions                     (25)
                                                                   ------------
         Net realized gain                                              80,268
                                                                   ------------

  Net change in unrealized appreciation on investments and
    translation of other assets and liabilities
    on foreign currencies                                              599,949
                                                                   ------------
           Net realized and unrealized gain during the period          680,217
                                                                   ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $   662,110
                                                                   ------------
                                                                   ------------


       The accompanying notes are an integral part of the financial statements.

                           RCM GLOBAL HEALTH CARE FUND
                       STATEMENTS OF CHANGES IN NET ASSETS



                                                                              December 31, 1996
                                                     Six Months Ended           (commencement
                                                      June 30, 1997           of operations) to
                                                       (Unaudited)            December 31, 1996
                                                     ----------------         -----------------
OPERATIONS:
   Net investment loss                               $    (18,107)            $       -
   Net realized gain on investments and foreign
       currency transactions                               80,268                     -
   Net change in unrealized appreciation on
       investments and translation of other assets
       and liabilities on foreign currencies              599,949                     -
                                                     ------------             ------------

   Net increase in net assets resulting from
       operations                                         662,110                     -

NET INCREASE FROM CAPITAL SHARES TRANSACTIONS
    (Note 3)                                                  100                4,000,000
                                                     ------------             ------------

TOTAL INCREASE IN NET ASSETS                              662,210                4,000,000


NET ASSETS:
   Beginning of period                                  4,000,000                     -
                                                     ------------             ------------
   End of period *                                   $  4,662,210             $  4,000,000
                                                     ------------             ------------
                                                     ------------             ------------

____________________

*  Includes accumulated net investment loss of:      $    (18,107)            $       -
                                                     ------------             ------------
                                                     ------------             ------------


    The accompanying notes are an integral part of the financial statements.

                           RCM GLOBAL HEALTH CARE FUND
                              FINANCIAL HIGHLIGHTS

Selected data for each share of capital stock outstanding are as follows:


                                                                              December 31, 1996
                                                           Six Months Ended     (commencement
                                                            June 30, 1997     of operations) to
                                                             (Unaudited)      December 31, 1996
                                                          -----------------   -----------------
PER SHARE OPERATING PERFORMANCE:
    Net asset value, beginning of period                      $  10.00            $  10.00
                                                             ---------            --------
    Net investment loss (a)                                      (0.05)(b)            -
    Net realized and unrealized gain
     on investments (a)                                           1.71                -
                                                             ---------            --------
    Net increase in net asset value
     resulting from investment operations (a)                     1.66                -
                                                             ---------            --------

NET ASSET VALUE, END OF PERIOD                                $  11.66            $  10.00
                                                             ---------            --------
                                                             ---------            --------

TOTAL RETURN (c)                                                16.60%               0.00%
                                                             ---------            --------

RATIOS AND SUPPLEMENTAL DATA:
Average commission rate paid per share (d)                    $ 0.0498            $ 0.0326
                                                             ---------            --------
                                                             ---------            --------

Net assets, end of period (in 000's)                          $  4,662            $  4,000
                                                             ---------            --------
                                                             ---------            --------


Ratio of expenses to average net assets                          2.10%(b)(e)         0.00%(f)
                                                             ---------            --------
                                                             ---------            --------

Ratio of net investment loss to average
 net assets                                                     (0.86%)(b)(e)        0.00%(f)
                                                             ---------            --------
                                                             ---------            --------

Portfolio turnover                                              57.11%(g)            0.00%(f)
                                                             ---------            --------
                                                             ---------            --------


----------------
(a)  Calculated using the average share method.
(b) Includes reimbursement by the Fund's investment manager of certain ordinary operating expenses equal to $0.06 per share (calculated using the average share method). Without such reimbursement, the ratio of expenses to average net assets would have been 3.32% and the ratio of net investment loss to average net assets would have been (2.08%) (see Note 6).
(c) Total return measures the change in value of an investment in the Fund over the period indicated.
(d) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission structures may differ.
(e)  Annualized.
(f)  Not annualized.  Fund was in operation for one day.
(g)  Not annualized.

                           RCM GLOBAL HEALTH CARE FUND
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 1997
                                   (UNAUDITED)


1.   SIGNIFICANT ACCOUNTING POLICIES

     RCM Global Health Care Fund (the "Fund") is a non-diversified series of RCM Equity Funds, Inc. (the "Company"). The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on December 31, 1996.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amount of assets and liabilities. Actual results may differ from these estimates.

     A.  SECURITIES VALUATIONS:

     Investment securities are stated at fair market value. Equity securities traded on stock exchanges are valued at the last sale price on the exchange or in the principal over-the-counter market in which such securities are traded as of the close of business on the day the securities are being valued. If there has been no sale on such day, then the security will be valued at the closing bid price on such day. If no bid price is quoted on such day, then the security will be valued by such method as the Board of Directors of the Company in good faith deems appropriate to reflect its fair market value. Readily marketable securities traded only in the over-the-counter market that are not listed on the National Association of Securities Dealers, Inc. Automated Quotation System or similar foreign reporting service will be valued at the mean bid price, or using such other comparable sources as the Board of Directors of the Company deems appropriate to reflect their fair market value. Other portfolio securities held by the Fund will be valued at current market value, if current market quotations are readily available for such securities. To the extent that market quotations are not readily available, such securities will be valued by whatever means the Board of Directors of the Company in good faith deems appropriate to reflect their fair market value. Short-term investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

     B.  SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME:

     Security transactions are recorded as of the date of purchase or sale. Realized gains and losses on security transactions are determined on the identified cost basis for both financial statement and federal income tax purposes. Interest income, foreign taxes and expenses are accrued daily. Dividends are recorded on the ex-dividend date.

     C.  FOREIGN CURRENCY TRANSACTIONS:

     The records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of foreign securities and income and withholding taxes are translated on the respective dates of such transactions. Net realized currency gains and losses include foreign currency gains and losses between trade date and settlement date and foreign currency transactions. The Fund does not isolate that portion of foreign currency exchange fluctuation on investments from unrealized appreciation and depreciation which arises from changes in market prices. Such fluctuations are included with the net unrealized appreciation or depreciation on investments.

                           RCM GLOBAL HEALTH CARE FUND
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 1997
                                   (UNAUDITED)


1.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     D.  FEDERAL INCOME TAXES:

     It is the policy of the Fund to comply with the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal or excise taxes on income and capital gains.

     E.  DISTRIBUTIONS:

     Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

2.   INVESTMENT IN FOREIGN SECURITIES

     Investing in foreign equity securities and currency transactions involves significant risks, some of which are not typically associated with investments of domestic origin. The Fund's investments in foreign markets will subject the Fund to the risk of foreign currency exchange rate fluctuations, perceived credit risk, and adverse economic and political developments.

3.   CAPITAL SHARES

     At June 30, 1997, there were 1,000,000,000 shares of the Company's capital stock authorized at $0.0001 par value. Of this amount, 50,000,000 were classified as shares of the Fund; 50,000,000 were classified as shares of RCM Global Technology Fund; 50,000,000 were classified as shares of RCM Global Small Cap Fund; 50,000,000 were classified as shares of RCM Large Cap Growth Fund; 50,000,000 were classified as shares of Dresdner RCM Emerging Markets Fund; and 750,000,000 shares remain unclassified. There were 400,000 shares sold for a total of $4,000,000 on December 31, 1996 (commencement of operations) and 10 shares sold for a total of $100 during the six months ended June 30, 1997. At June 30, 1997, 400,000 shares of the total 400,010 outstanding shares of the Fund were beneficially owned by clients of Dresdner Bank AG/Investment Management/Institutional Asset Management Division.

4.   PURCHASES AND SALES OF SECURITIES

     For the six months ended June 30, 1997, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term securities, aggregated $4,984,104 and $2,249,065, respectively. During the same period, short-term purchases and sales/maturities of U.S. government obligations by the Fund aggregated $2,795,919 and $6,799,487.
     At June 30, 1997, the aggregate cost of investments was the same for book and federal income tax purposes.

                           RCM GLOBAL HEALTH CARE FUND
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 1997
                                   (UNAUDITED)


5.   DEFERRED ORGANIZATIONAL COSTS

     Costs incurred by the Fund in connection with its organization aggregated $10,000. These costs are being amortized on a straight-line basis over a five-year period beginning at the commencement of the Fund's operations.

6.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     RCM Capital Management, L.L.C. ("RCM") manages the Fund's investments and provides various administrative services, subject to the authority of the Board of Directors. The Fund pays investment management fees monthly to RCM at an annualized rate of 1.00% of the Fund's average daily net assets. For the six months ended June 30, 1997, the Fund recorded investment management fees of $21,023.

     RCM has voluntarily agreed, until at least December 31, 1997, to pay the Fund on a quarterly basis the amount, if any, by which the ordinary operating expenses of the Company attributable to the Fund for the quarter (except interest, taxes, and extraordinary expenses) exceed the annualized rate of 2.10% of the value of the average daily net assets of the Fund. In subsequent years, the Fund will reimburse RCM for any such payments to the extent that the Fund's operating expenses are otherwise below this expense cap. RCM recorded reimbursement of Fund operating expenses totaling $25,578 for the six months ended June 30, 1997.

     Funds Distributor, Inc. (the "Distributor") acts as distributor of shares of the Fund. The Distributor retains a portion of any initial sales charge upon the purchase of shares of the Fund. The Company has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund. Under the distribution plan, which is a "reimbursement plan," the Fund pays the Distributor an annual fee of up to 0.30% of the Fund's average daily net assets as reimbursement for certain expenses actually incurred by the Distributor in connection with distribution of shares of the Fund. For the six months ended June 30, 1997, the Fund did not record any 12b-1 fees.

7.   DIRECTORS' FEES

     Each Director who is not an interested person of the Company receives from the Company an annual retainer of $1,000 (the retainer is evenly prorated among each series of the Company), plus $500 for each meeting of the Board attended and $250 for each committee meeting attended.

INVESTMENT MANAGER

RCM Capital Management, L.L.C.
Four Embarcadero Center
San Francisco, California  94111


TRANSFER AND REDEMPTION AGENT

State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts  02171


DISTRIBUTOR

Funds Distributor, Inc.
60 State Street, Suite 1300
Boston, Massachusetts  02109


CUSTODIAN

State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts  02171


LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071


INDEPENDENT ACCOUNTANTS


Coopers & Lybrand L.L.P.
One Post Office Square
Boston, Massachusetts  02109